Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CMM
Entity Registrant Name	CHINA MASS MEDIA CORP.
Entity Central Index Key	0001439229
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	751,697,920

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Cash and cash equivalents	$ 17,749,358	111,712,682	544,427,828	508,778,014
Restricted cash			10,000,000
Short-term investments	30,776,770	193,705,911	150,000,000	80,000,000
Notes receivable	95,330	600,000	5,892,690	1,937,450
Accounts receivable, net	1,169,836	7,362,830	991,024	375,568
Prepaid expenses and other current assets	14,880,361	93,655,505	41,794,343	66,560,752
Total current assets	64,671,655	407,036,928	753,105,885	657,651,784
Property and equipment, net	9,090,650	57,215,642	58,602,500	55,464,401
Total assets	73,762,305	464,252,570	811,708,385	713,116,185
Current liabilities:
Accounts payable	11,188,490	70,419,236	156,494,604	50,446,460
Customer advances	4,459,366	28,066,802	39,311,493	20,657,147
Dividend payable	26,150,628	164,589,438
Accrued expenses and other current liabilities	3,867,815	24,343,641	24,804,884	17,776,049
Taxes payable	2,522,202	15,874,490	29,238,039	20,519,899
Amount due to related parties	1,729,246	10,883,700	53,237,048	127,068,624
Total current liabilities	49,917,747	314,177,307	303,086,068	236,468,179
Total liabilities	49,917,747	314,177,307	303,086,068	236,468,179
Commitments and contingencies
Shareholder's equity:
Ordinary shares (US$0.001 par value; 3,000,000,000 shares authorized as of December 31, 2009, 2010 and 2011; 716,375,000 issued and outstanding as of December 31, 2009; 788,332,360 issued and outstanding as of December 31, 2010, 751,697,920 issued and outstanding as of December 31, 2011	815,478	5,132,534	5,381,321	4,893,500
Additional paid-in capital	16,666,338	104,896,262	361,736,018	332,354,066
Accumulated other comprehensive income	2,208	13,900
Repurchased Shares to be cancelled, at cost (nil as of December 31, 2009 and 2011; 13,860,000 shares as of December 31, 2010)			(9,529,124)
Statutory reserves	3,972,100	25,000,000	25,000,000	25,000,000
Retained earnings	2,388,434	15,032,567	126,034,102	114,400,440
Total shareholder's equity	23,844,558	150,075,263	508,622,317	476,648,006
Total liabilities and shareholder's equity	$ 73,762,305	464,252,570	811,708,385	713,116,185

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Ordinary shares, issued	751,697,920	788,332,360	716,375,000
Ordinary shares, outstanding	751,697,920	788,332,360	716,375,000
Repurchased Shares to be cancelled, shares		13,860,000

CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 All Other USD ($)	Dec. 31, 2011 All Other CNY	Dec. 31, 2010 All Other CNY	Dec. 31, 2009 All Other CNY	Dec. 31, 2009 Related Party CNY	Dec. 31, 2011 American Depositary Shares USD ($)	Dec. 31, 2011 American Depositary Shares CNY	Dec. 31, 2010 American Depositary Shares CNY	Dec. 31, 2009 American Depositary Shares CNY	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2010 Ordinary Shares	Dec. 31, 2009 Ordinary Shares
Revenues:
Advertising agency services	$ 29,444,361	185,319,862	222,298,472	397,279,413
Special event services	2,329,176	14,659,600
Advertisement production and sponsorship services	4,047,507	25,474,606	34,151,752	30,304,634
Total revenues	35,821,044	225,454,068	256,450,224	427,584,047
Less: business tax	(2,087,239)	(13,136,872)	(13,046,869)	(16,021,579)
Total net revenues	33,733,805	212,317,196	243,403,355	411,562,468
Operating costs and expenses:
Cost of revenues					(18,570,909)	(116,883,445)	(127,654,373)	(40,239,024)	(230,000,000)
Sales and marketing expenses	(3,199,739)	(20,138,837)	(16,993,454)	(17,362,444)
General and administrative expenses	(4,612,893)	(29,033,088)	(35,832,156)	(33,193,760)
Total operating costs and expenses	(26,383,541)	(166,055,370)	(180,479,983)	(320,795,228)
Operating income	7,350,264	46,261,826	62,923,372	90,767,240
Interest and investment income	2,184,239	13,747,380	5,257,307	9,494,036
Other (expense) / income, net	(744,617)	(4,686,542)	(6,765,851)	532,325
Income before tax	8,789,886	55,322,664	61,414,828	100,793,601
Income tax expense	(6,401,452)	(40,290,097)	(21,522,126)	(14,327,931)
Net income	$ 2,388,434	15,032,567	39,892,702	86,465,670
Earnings per ordinary share, basic and diluted	$ 0.0031	0.02	0.05	0.11
Earnings per ADS, basic										$ 0.9444	5.94	15.2	32.9
Earnings per ADS, diluted										$ 0.9434	5.94	15.2	32.8
Shares used in calculating earnings per share, basic										2,529,052	2,529,052	2,623,940	2,626,708	758,715,460	787,181,901	788,012,500
Shares used in calculating earnings per share, diluted										2,531,721	2,531,721	2,628,874	2,632,869	759,516,363	788,662,085	789,860,806

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Share Capital CNY	Additional Paid-in Capital CNY	Repurchased Shares to be Cancelled, at Cost CNY	Statutory Reserve CNY	Accumulated Other Comprehensive Income CNY	Retained Earnings CNY	Total Comprehensive Income CNY
Balance at Dec. 31, 2008		388,042,600	4,893,500	330,214,330		25,000,000		27,934,770
Balance (in shares) at Dec. 31, 2008			716,375,000
Share-based compensation (Note 14)		2,139,736		2,139,736
Net income		86,465,670						86,465,670	86,465,670
Total comprehensive income									86,465,670
Balance at Dec. 31, 2009		476,648,006	4,893,500	332,354,066		25,000,000		114,400,440
Balance (in shares) at Dec. 31, 2009			716,375,000
Stock dividends (Note 12) (in shares)			71,637,500
Stock dividends (Note 12)			485,702	27,773,338				(28,259,040)
Share-based compensation (Note 14)		1,478,226		1,478,226
Ordinary shares issued upon exercise of employee stock options (Note 14) (in shares)			319,860
Ordinary shares issued upon exercise of employee stock options (Note 14)		132,507	2,119	130,388
Repurchase of ordinary shares to be cancelled (Note 12) (in shares)					(13,860,000)
Repurchase of ordinary shares to be cancelled (Note 12)		(9,529,124)			(9,529,124)
Net income		39,892,702						39,892,702	39,892,702
Total comprehensive income									39,892,702
Balance at Dec. 31, 2010		508,622,317	5,381,321	361,736,018	(9,529,124)	25,000,000		126,034,102
Balance (in shares) at Dec. 31, 2010			788,332,360		(13,860,000)
Share-based compensation (Note 14)		1,691,285		1,691,285
Ordinary shares issued upon exercise of employee stock options (Note 14) (in shares)			2,366,160
Ordinary shares issued upon exercise of employee stock options (Note 14)		926,874	15,239	911,635
New additional repurchased ordinary shares (Note 12) (in shares)					(27,096,000)
New additional repurchased ordinary shares (Note 12)		(12,477,441)			(12,477,441)
Cancellation of repurchased ordinary shares(Note 12) (in shares)			(40,956,000)		40,956,000
Cancellation of repurchased ordinary shares(Note 12)			(264,026)	(21,742,539)	22,006,565
Unrealized holding gains on available-for-sale securities		13,900					13,900		13,900
Dividend distribution (Note 12)		(363,734,239)		(237,700,137)				(126,034,102)
Net income	2,388,434	15,032,567						15,032,567	15,032,567
Total comprehensive income									15,046,467
Balance at Dec. 31, 2011	$ 23,844,558	150,075,263	5,132,534	104,896,262		25,000,000	13,900	15,032,567
Balance (in shares) at Dec. 31, 2011			749,742,520

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 2,388,434	15,032,567	39,892,702	86,465,670
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation expense	668,793	4,209,314	3,324,151	3,074,157
Interest income	(1,594,986)	(10,038,680)	(3,819,737)	(5,994,921)
Exchange loss	762,870	4,801,428	7,628,472	363,439
Share-based compensation	268,718	1,691,285	1,478,226	2,139,736
Gain on disposals of property and equipment	(6,295)	(39,622)	(281,912)
Changes in assets and liabilities:
Notes receivable	840,924	5,292,690	(3,955,240)	(1,937,450)
Accounts receivable	(1,012,378)	(6,371,806)	(615,456)	13,991,625
Prepaid expense and other current assets	(9,877,584)	(62,168,524)	30,701,202	(29,448,793)
Amount due from a related party				1,000,000
Accounts payable	(13,675,999)	(86,075,368)	106,048,144	(279,638,966)
Customer advances	(1,786,601)	(11,244,691)	18,654,346	(54,765,336)
Accrued expenses and other current liabilities	78,032	491,127	7,028,835	4,010,959
Taxes payable	(660,215)	(4,155,327)	3,279,672	(857,216)
Amount due to related parties	(6,729,269)	(42,353,348)	(47,500,000)	(87,952,669)
Net cash provided by / (used in) operating activities	(30,335,556)	(190,928,955)	161,863,405	(349,549,765)
Cash flows from investing activities:
Purchase of one-year time deposit	(26,007,325)	(163,687,500)
Net proceeds from (purchase of) / redemption short-term investments with terms of three months or less	18,924,356	119,108,006	(70,000,000)	420,000,000
Purchase of property and equipment	(465,596)	(2,930,414)	(32,807,388)	(23,451,242)
Proceed from disposal of property and equipment	23,448	147,579	301,300
Change in restricted cash	1,588,840	10,000,000	(10,000,000)
Gain on sale of investment	1,655,318	10,418,408	3,450,093	6,602,921
Net cash (used in) / provided by investing activities	(4,280,959)	(26,943,921)	(109,055,995)	403,151,679
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares	109,273	687,751
Cash distributed in connection with the Reorganization				(15,000,000)
Dividends distributed	(31,524,817)	(198,414,044)		(96,335,115)
Repurchase of ordinary shares to be cancelled	(1,982,262)	(12,476,159)	(9,529,124)
Net cash used in financing activities	(33,397,806)	(210,202,452)	(9,529,124)	(111,335,115)
Effect of exchange rate changes on cash and cash equivalents	(737,191)	(4,639,818)	(7,628,472)	(378,046)
Net increase / (decrease) in cash and cash equivalents	(68,751,512)	(432,715,146)	35,649,814	(58,111,247)
Cash and cash equivalents at beginning of the year	86,500,870	544,427,828	508,778,014	566,889,261
Cash and cash equivalents at end of the year	17,749,358	111,712,682	544,427,828	508,778,014
Supplemental disclosures of cash flow and non-cash information:
Cash paid for income taxes	6,441,011	40,539,480	14,272,177	16,201,167
Dividend declared but not paid	26,150,628	164,589,438
Stock dividend distribution			28,259,040

Organization, principle activities and reorganization	12 Months Ended
Dec. 31, 2011
Organization, principle activities and reorganization
1	Organization, principle activities and reorganization

(a)	Organization and principle activities

The Company, formerly known as China Mass Media International Advertising Corp., was incorporated under the Companies Law (2010 Revision) of the Cayman Islands on November 13, 2007 as a company with limited liability. The address of its registered office is PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company is an investment holding company and currently conducts its business through Universal International Advertising Co., Ltd. (“Universal”), an operating subsidiary in the People’s Republic of China (the “PRC” or “China”) established in August 2006. The Company, its subsidiaries and variable interest entity (See Note 2) are collectively referred as the “Group” hereafter.

The Company’s predecessor was Mass Media International Advertising Co., Ltd. (“Mass Media”), a PRC company established in October 2003. Both Universal and Mass Media are ultimately controlled by Mr. Shengcheng Wang and his immediate family members. Since the establishment of Universal, the business of Mass Media was gradually assumed by Universal (Please see details of the Reorganization set out in Note 1(b) below).

The Group is principally engaged in advertising agency services, in which the Group purchases and sells advertising time slots on leading national television channels, including up to 5 channels of China Central Television (“CCTV”), to its customers to allow them to reach a large audience across China and provides advertisement production and public service announcement sponsorship services to its customers (the “Listing Business”).

On August 7, 2008, the Company completed its initial public offering (“US IPO”) on the New York Stock Exchange ARCA (“NYSE Arca”) where 7,212,500 American Depositary Bank Shares (“ADSs”), representing 216,375,000 ordinary shares, were sold at a price US$6.80 per ADS (or US$0.23 per ordinary share). The net proceeds from the US IPO after deducting commissions and US IPO costs were approximately RMB 287.7 million.

In January 2009, Universal International Advertising Limited (“UIAL”), a subsidiary of the Company, established a subsidiary, namely Mass Universal Film Production (Hong Kong) Limited, formerly known as Greatwall Film Production (Hong Kong) Limited, in Hong Kong for the purpose of securing potential television program production related business opportunities outside PRC.

In August 2009, the Company’s ADSs listing venue was transferred from NYSE Arca to NYSE.

In July 2011, Universal, the Company’s PRC subsidiary, entered into a series of contractual arrangements with Beijing Mass Universal Film Production Company Limited (“Beijing Film Production”), a film and TV drama series production company established by the Company in May 2011, to govern the relationships with the consolidated entities. These contractual arrangements allow the Company to effectively control the Beijing Film Production and to derive substantially all of the economic benefits from it.

On November 28, 2011, the Company changed the ratio of its ordinary shares to ADSs from 30:1 to 300:1. There is no change to the underlying ordinary shares. All earnings per ADS for prior periods have been retrospectively adjusted to reflect the new ADS ratio.

(b)	Reorganization

Prior to the consummation of the Reorganization, Universal was 70% owned by UIAL, a British Virgin Islands (“BVI”) company established by Mr. Shengcheng Wang’s father, and 30% owned by Shenzhen Guang Er Gao Zhi Co., Ltd. (“Shenzhen Guang Er Gao Zhi”), a PRC domestic holding company owned by Mr. Shengcheng Wang’s immediate family members. In connection with the US IPO of the Company on NYSE Arca, the Group reorganized its corporate and shareholding structure (the “Reorganization”). In November 2007, the Company was established by Mr. Shengcheng Wang in the Cayman Islands in anticipation of a listing on New York Stock Exchange. Thereafter, Mr. Shengcheng Wang’s father transferred all of the outstanding shares of UIAL to the Company, and UIAL became a wholly owned subsidiary of the Company. In June 2008, UIAL agreed to complete the purchase of the remaining 30% equity interests of Universal held by Shenzhen Guang Er Gao Zhi for RMB15,000,000, which represents the initial cost of investment made and capital contributed by Shenzhen Guang Er Gao Zhi. This payment was recorded as a distribution to shareholder in 2008 and made in 2009.

In addition, as part of the Reorganization, Universal entered into a series of agreements with Mass Media and its employees to ensure all the key business elements of Mass Media were assumed by Universal by December 30, 2007, including the transfer of substantially all equipment and copyrights for public service announcements of Mass Media in exchange for cash consideration of RMB21,562,056. Since Mass Media and Universal are commonly controlled by Mr. Shengcheng Wang and his immediate family members, the transaction has been accounted for as a transaction between commonly controlled entities. Historical assets and liabilities and results of operations of Mass Media have been included in the historical financial information of the Group for all the periods presented up to December 30, 2007. The consideration paid over carrying value of the transferred assets was RMB19,107,567, and is part of the total cash consideration of RMB21,562,056 that is included in the RMB41,485,618 distribution to shareholders.

As a result of the aforementioned arrangement, effective from December 30, 2007, Mass Media was not part of the Group or involved in the business operations of the Group. The advertising agency businesses were assumed by Universal and Mass Media was excluded from the Group. Certain assets and liabilities remained in Mass Media as these assets and liabilities were not assumed by Universal. The exclusion of such assets and liabilities from the Group was accounted for as a distribution to shareholders. The fair values of these assets and liabilities that remained with Mass Media approximated their carrying values at December 30, 2007. Mass Media did not have any contingent liabilities and there was no contingent liability arising from the exclusion of Mass Media.

Variable Interest Entity	12 Months Ended
Dec. 31, 2011
Variable Interest Entity
2	Variable Interest Entity

To comply with PRC laws and regulations, the Company established Beijing Mass Universal Film Production Co. ("Beijing Film Production" or “VIE”) to conduct film and TV production business in China. The equity interests of the VIE are legally held by an employee of the Company (“Nominee Shareholder”). The effective control of the VIE is held by Universal through a series of contractual arrangements (the "Contractual Agreements"). As a result of the Contractual Agreements, the Company maintains the ability to control the VIE, is entitled to substantially all of the economic benefits from the VIE and is obligated to absorb all of the VIEs’ expected losses.

The following is a summary of the Contractual Agreements:

Power of attorney

Pursuant to the power of attorney, the Nominee Shareholder irrevocably granted Universal’s designated person as the attorney-in-fact to exercise all the shareholder rights under PRC law and the relevant articles of association, including but not limited to, voting on Nominee Shareholder’s behalf on all matters requiring shareholder approval, transferring or disposing part or all the shares of VIE, and electing, appointing or removing the directors and the senior executives of VIE. The Nominee Shareholder has waived all the rights which have been authorized to Universal’s designated person under the power of attorney.

Loan Agreement

Universal entered into loan agreement with the Nominee Shareholder, who will use the interest-free loan RMB 3 million proceed to set up the VIE. Without the prior consent of Universal, VIE cannot enter into any transaction including merger, acquisition and new investments. Repayment of the loan will be decided by Universal in the below two method: 1) payable by transferring all equity interest in the VIE, as held by the nominee shareholder, to
Universal or an individual designated by the Universal; 2) payable by the proceeds received, if any, from the sale of all equity interest in the VIE. The loan for capital injection is eliminated with the capital of VIE in consolidation.

Exclusive Purchase Option Agreement

The Nominee Shareholder of VIE irrevocably granted Universal an exclusive purchase option to request the Shareholder of VIE to transfer any part or all part of the equity interest to Universal or its designee(s) at the cash price paid by the Nominee Shareholder or the lowest price permitted under PRC statue. Universal may exercise such option at any time. In addition, the Shareholder of VIE commits that they will not, unless with written consent from Universal, transfer all or part of their respective equity interest to any third party.

Equity Pledge Agreement

The Nominee shareholder of VIE pledged the equity interest to Universal as collateral for the fulfillment of VIE responsibilities under the Loan Agreement, Exclusive Purchase Option Agreement, Exclusive Consulting and Managing Services Agreement and Exclusive Service Agreement of Technical development, technical support and technical services. The Nominee Shareholder shall not mortgage, transfer or dispose any of the equity interest without prior written consent of Universal. In the event of default, Universal as the pledge, will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interest through transfer or assignment. The agreement is terminated only when all obligations under the aforementioned agreements have been fulfilled.

Exclusive Service Agreement for Technical Consulting, Training and Support Services

Universal will provide film production related technical consulting, training and support services on an exclusive basis to VIE. VIE should not accept services mentioned above provided by any third party without prior written consent of Universal. The VIE is obligated to pay Universal a certain percentage of its revenue as consideration of technical service. Unless Universal cancels this agreement or in break of the PRC Law or becomes bankruptcy, the VIE shall not terminate the agreement.

Exclusive Management Services Agreement

Universal provides VIE with management services, which include general administrations, sales and marketing services on an exclusive basis. The VIE is obligated to pay Universal a certain percentage of its revenue as consideration of the management service. Unless Universal cancels this agreement or in break of the PRC Law or becomes bankruptcy, the VIE shall not terminate the agreement.

In accordance with the VIE agreements, Universal has the power to direct activities of the VIE, and can have assets transferred out of the VIE. Therefore, Universal considers that there is no asset in the consolidated VIE that can be used only to settle obligations of the consolidated VIE except for registered capital of the VIE amounting to RMB 3 Million as of December 31, 2011. As the consolidated VIE is incorporated as limited liability companies under the PRC Group Law, the creditors do not have recourse to the general credit of Universal for all the liabilities of the consolidated VIE. As of December 31, 2011, the total equity of the consolidated VIE was RMB 3 Million.

Currently there is no contractual arrangement that could require Universal or the Company to provide additional financial support to the VIE. As the Company is conducting certain businesses in the PRC through the VIE, the Company may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE where the Company or its subsidiaries have a variable interest but is not the primary beneficiary.

The Company is a Cayman Islands company and, as such, it is classified as a foreign enterprise under Chinese laws, and the Company's wholly-owned PRC subsidiary, Universal, is a foreign-invested enterprise. Various regulations in China currently restrict or prevent foreign-invested entities from holding certain licenses required to operate film and TV drama business in China. In light of these restrictions, the Company relies on the VIE to hold and maintain the licenses necessary to operate the film and TV drama business in China. The Company through its wholly-owned PRC subsidiaries entered into a series of contractual arrangements with its VIE and the equity owner to provide the Company with effective control over the VIE.

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the VIE contractual arrangements. In the opinion of the Company’s management, it is currently unclear what impact the PRC government actions would have on the Group and on its ability to consolidate the financial results of the VIE in the Group’s consolidated financial statements, if the PRC government authorities were to find the Group’s legal structure and the contractual arrangements with its VIE to be in violation of PRC laws and regulations. The relevant regulatory authorities would have broad discretion in dealing with such violation, including levying fines, confiscating income, revoking business or operating licenses, requiring the Company to restructure the relevant ownership structure or operations, and requiring the Company to discontinue all or any portion of Universal. Any of these actions could cause significant disruption to the Company’s film and TV drama business operations and may materially and adversely affect the Company's business, financial condition and results of operations.

If the imposition of any of these government actions causes the Company no longer able to conclude that Beijing Film Production is VIE of the Company, of which the Company is the primary beneficiary, the Group would no longer be able to consolidate the financial results of the VIE in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Company to lose such ability is remote based on current facts and circumstances. The Company's film and TV drama business operations depend on VIE to honor their contractual agreements with the Company. Almost all of these agreements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in China. The management believes that each of the contractual agreements constitutes valid and legally binding obligations of each party to such contractual agreements under PRC Laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Company herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIE or its shareholder fail to perform their obligation under those arrangements.

The key financial information of the VIE is as follows:

December 31, 2011
RMB

Total assets	13,829,406
Total liabilities	18,058,166

Year ended December 31, 2011
RMB

Net loss	7,228,761

Year ended December 31, 2011
RMB

Net cash used in operating activities	(6,176,731)
Net cash used in investing activities	(10,000,000)
Net cash provided by financing activities	20,000,000
Net increase in cash and cash equivalents	3,823,269

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
3	Summary of Significant Accounting Policies

(a)	Basis of preparation and consolidation

The significant accounting policies applied in the preparation of the financial information are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

The consolidated financial information of the Group has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and includes the financial information of the Company, its subsidiaries and its VIE for which the Company is the ultimate primary beneficiary.

The consolidated financial information has been prepared to reflect the Reorganization of a business under common control, in which certain companies comprising the Group are ultimately controlled by the Mr. Shengcheng Wang and his immediate family members. Accordingly, the Reorganization has been accounted for as a reorganization of business under common control in a manner similar to a pooling of interests.

The consolidated statements of operations, consolidated statements of cash flows and consolidated statements of shareholders’ equity of the Group for the Relevant Periods include the financial information of the companies comprising the Group as a result of the Reorganization as if the current group structure had been in existence throughout the Relevant Periods or since their respective dates of incorporation. The financial information of Mass Media was also included in the financial information of the Group up to December 30, 2007 as it formed an integral part of the Listing Business and it was under common control of Shengcheng Wang and his immediate family members.

Subsidiary companies are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast majority of votes at the meeting of directors.

A variable interest entity is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries is the primary beneficiary of the entity.

All significant inter-company transactions and balances have been eliminated upon consolidation.

(b)	Use of estimates

The preparation of the consolidated financial information in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenue and expenses during the reported periods. Actual results could differ from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial information mainly include the estimation of amounts to be recognized as revenues, allowances for doubtful accounts, economic useful lives of property and equipment, loss contingencies and tax provision.

(c)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and time deposits with fixed rate of interest with a term of three months or less at banks.

(d)	Restricted cash

Cash that is restricted as to withdrawal for use or pledged as security is disclosed separately on the face of the balance sheet, and is not included in the total cash and cash equivalents in the consolidated statements of cash flows. Restricted cash of RMB10,000,000 as of December 31, 2010 represents a deposit made for incorporating a subsidiary of Universal. As required by relevant government authorities, to incorporate a company in China, capital amount for incorporating the company needs to be deposited and kept in a specified bank account. Upon receiving the approval or denial from the relevant government authorities, the restriction on the bank deposit will be released. The restriction was released when the application for incorporating a subsidiary was subsequently rejected.

(e)	Short-term investments

Short-term investments include investment funds with no fixed term or with terms less than one year. The investment funds are classified as available-for-sale investments and they are reported at fair value with unrealized gains (losses), if any, recorded as accumulated other comprehensive income in shareholder’s equity. Realized gains or losses are charged to the consolidated statements of operations during the period in which the gain or loss is realized. The Group recognized gains of RMB5,994,921, RMB3,819,737 and RMB10,038,680 from the available-for-sale investments for the years ended December 31, 2009, 2010 and 2011, respectively. There was no material unrealized gain (loss) at the end of each reporting period presented as these investments’ contract terms were less than one year and most of them matured prior to the year end. In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months and less than or equal to one year.

The Group considers available evidence, including the duration and extent to which declines in fair value of the available-for-sale investments compared to cost, in determining whether an unrealized loss is “other-than-temporary”. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. For each period presented, the Company did not record any charges to write down investments.

(f)	Allowances for doubtful accounts

The Group provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(g)	Prepaid expenses

Prepaid expenses mainly represent the deposits and prepaid media costs made to CCTV for program bidding and to purchase the advertisement time slots in advance.

(h)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers and electronic equipment	3 years
Office equipment	5 years
Office furniture	5 years
Vehicles	5 years
Office property	37.5 –38.5 years

Repairs and maintenance costs are expensed as incurred. The gain or loss on disposal of property and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statements of operations upon disposal.

(i)	Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated with the related assets. The Group recognizes impairment of long-lived assets in the event that the book value of such assets exceeds the estimated future discounted cash flows attributable to such assets. No impairment of long-lived assets was recognized for any of the periods presented.

(j)	Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collection is reasonably assured. In accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 605-25, “Revenue Recognition: Multiple-Element Arrangements”, revenue arrangements involving multiple deliverables are broken down into single element arrangements based on their relative fair value determined based on the Vendor Specific Objective Evidence, Third Party Evidence or Best Estimate of Selling Price for revenue recognition purposes, when possible. When there is no objective and reliable evidence of the fair value of the undelivered items, the Group recognizes revenue of the elements delivered as a single unit of accounting.

The Group has adopted the net presentation for business tax (“BT”) and related surcharges pursuant to ASC 605-45, “Revenue Recognition: Principal Agent Considerations”, i.e., BT and related surcharges are excluded from the net revenues. BT and related surcharges are approximately 8% (increased to 8.5% starting from December 1, 2010) of the net amount between gross revenue received/receivable from the advertisers less media fee paid/payable to the media vendor.

Revenues presented in the consolidated statements of operations include revenues from advertising agency services, special event services and advertisement and production and sponsorship services.

Advertising agency services

The Group earns advertising agency services fee income from arranging broadcast of customers’ advertisements during its selected media suppliers’ programs. The revenues from advertising agency services are recognized net of agency rebates, ratably over the period in which the agency services are performed.

The Group contracts separately with its customers and the media suppliers and is responsible for the payments to the media suppliers and collections from the customers. In compliance with ASC 605-45, “Revenue Recognition: Principal Agent Considerations”, the Group assesses whether the Group or the media supplier is the primary obligor in these service contracts. The Group evaluates the terms of its customer agreements and gives appropriate consideration to other key indicators, such as inventory risk, latitude in establishing price, variability of its earnings, ability to change the programs media supplier provides, discretion in supplier selection and credit risk to the vendor.

The Group has arranged its customers’ advertisements on the regular daily programs advertising time slots on CCTV-1 and CCTV-2 and annual Chinese New Year Gala program (CCTV ceased to grant the Group the advertising right to the 2010 Chinese New Year Gala program). The Group generally is not obligated to pay the media fees until it has sold the time slots to its customers. In these cases, the Group records the net amounts of gross billings to customers less media fees as revenues on the date of broadcast in accordance with the guidance in ASC 605-45 because the Group believes that the media supplier, not the Group, is the primary obligor and undertakes the majority of the risks and rewards in these arrangements.

In order to obtain exclusive access to the CCTV-4 news related programs advertising time slots, starting from 2008, the Group purchases those CCTV-4 advertising time slots for a fixed media cost and attempts to sell the time slots to its customers. The Group believes it undertakes the majority of the risks and rewards in these arrangements. Therefore, revenues are recognized at gross billings to customers in accordance with the guidance from ASC 605-45 on the date of broadcast of their advertisements. The CCTV-4 revenues recognized at gross billing were approximately RMB164.3 million, RMB112.3 million and RMB87.3 million for the years ended December 31, 2009, 2010 and 2011 respectively.

 Special event services

On an ad hoc basis, the Group provides sales and marketing support services for special events to CCTV under general framework agreements. The fees for such services are determined on a case-by-case basis by CCTV based on its evaluation of the Group’s performance. The Group generally receives a certain percentage of the total advertising revenues that CCTV earned from the special events; however, the Group does not receive the underlying information with which to estimate the compensation amount. As such, the Group recognizes revenue from such services when the Group receives statements from CCTV and when the settlement of the services fees is reasonably assured. Revenues from special event services recognized in 2011was the service fee paid by CCTV for the Company’s services in advertising and promotional activities for the 2008 Beijing Olympic Games. There are no costs incurred for such services during the years ended December 31, 2009, 2010 and 2011.

Advertisement production and sponsorship services

Revenues from production services are recognized in the period in which the advertisement is delivered to clients, provided that no additional performance obligations remain. Revenues from sponsorship services primarily include production and broadcast of public service announcements with sponsors’ brand names, as well as the announcements supplied by clients, in the public service announcements time slots that are allocated to the Group. The revenues from sponsorship for public service announcements are recognized ratably over the period in which the public service announcements are broadcast when all other revenue recognition criteria have been met.

Film and TV drama

Revenues from the licensing TV drama series are recognized when the TV drama series are available for broadcasting by the licensee and when all the revenue recognition criteria are met.

In 2011, the Group began to conduct production of episodic TV drama series and other related businesses. There was no revenue recognized from such business as of December 31, 2011.

(k)	Cost of revenues

Advertising agency services

For the CCTV-4 news related programs advertising time slots, cost of purchasing these time lots from the media supplier is recorded to cost of revenues over the period the time slots are broadcasted on a straight line basis. For the other advertising agency services, the revenues are recognized on a net basis and associated media fees are excluded from the cost of revenues.

Advertisement production and sponsorship services

Cost of revenues related to the advertisement production and sponsorship services primarily includes production costs, production overhead and development costs. Costs of productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs productions exceed their estimated fair values will be written off. No production costs were written off for the years ended December 31, 2009, 2010 and 2011.

The production costs are capitalized and then expensed upon the recognition of revenues from the corresponding contracts.

Film and TV drama

Film and TV drama costs include production costs, production overhead and development costs and are stated at the cost less accumulated amortization. In accordance with ASC 926-20-25, the capitalized costs for each episode shall not exceed an amount equal to the amount of revenue contracted for that episode. Accordingly the costs associated with the production of episodic TV drama series in 2011 are expensed as incurred as the Group did not sign any revenue contract in 2011.

(l)	Customer advances

From time to time, the Group receives advances from customers for the advertising agency service fees, advertisement production and sponsorship service fees and media fees to be paid to the media suppliers. These advances are usually refundable to the customers if the media suppliers are unable to deliver the broadcast services.

(m)	Operating leases

Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.

(n)	Loss contingencies

The Group evaluates advertising time slot purchase commitments, including commitments made under guaranteed minimum or fixed price contracts, for future losses and will accrue for any losses during the period in which such losses are anticipated.

(o)	Foreign Currency Translation

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China (“PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations.

(p)	Income taxes

Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry forwards. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

The Group adopted ASC 740-10, “Income Taxes”. ASC 740-10 clarified the accounting for uncertainty in an enterprise’s financial statements by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740-10 requires management to evaluate its open tax positions that exist on the date of initial adoption in each jurisdiction. The Group does not have any significant uncertain tax positions and there was no effect on its financial condition or results of operations as a result of implementing ASC 740-10.

PRC Withholding Tax on Dividends

Under the Enterprise Income Tax Law (the “New EIT Law”) adopted by the Chinese National People’s Congress in March 2007, effective from January 1, 2008, dividends from earnings made after January 1, 2008, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise is subject to a 10% withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The BVI, where UIAL is incorporated, does not have such tax treaty with the PRC. This 10% withholding tax imposed on the dividend income received from the Group’s PRC subsidiary reduces the Group’s net income in accordance with ASC 740-30, “Income Taxes: Other Considerations or Special Areas”. Before October, 2011, it was the Company’s intention to permanently reinvest part of the earnings made by the Group’s PRC foreign-invested enterprise and the Group accrued 10% withholding tax on 30% of earnings from China operations that the Group had no intention to permanently reinvest. On October 28, 2011, the Group declared a special cash dividend of US$0.07667 per ordinary share and changed the reinvestment plan for the unremitted earnings from 70% to zero. The Group has accrued for the withholding tax for all unremitted earnings according to the new policy.

(q)	Other comprehensive income

The Group has adopted the provision of ASC 220, “Comprehensive Income”. ASC 220 establishes standards for the reporting and display of comprehensive income, its components and accumulated balances. ASC 220 defines comprehensive income (loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency transaction, and unrealized gains or losses on marketable securities, except those resulting from investments by owners and distributions to owners.

(r)	Fair value of financial instruments

Financial instruments include cash and cash equivalents, notes receivable, accounts receivable, short-term investments, prepaid expenses, accounts payable, accrued expenses and other current liabilities. As of December 31, 2009, 2010 and 2011, the carrying values of cash and cash equivalents, notes receivable, accounts receivable, short-term investments, accounts payable, accrued expenses and other current liabilities approximate their fair values.

(s)	Earnings per share

In accordance with ASC 260, “Earnings per Share”, the Group presents basic earnings per share and diluted earnings per share. Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

(t)	Segment reporting

Based on the criteria established by ASC 280 "Segment Reporting", the Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group operates and manages its business as a single segment. As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented.

(u)	Share-based compensation

The Group has accounted for share-based compensation in accordance with ASC 718, “Compensation-Stock Compensation” for share-based payment transactions with employees. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period for each separately vesting portion of the award, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, share-based compensation cost is measured at the date that the performance goals and vesting schedule of these awards are determined by the board of directors. Share-based compensation costs are then recorded on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period; an evaluation is made each quarter as to the likelihood of the performance criteria being met.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

The Group has accounted for share-based compensation in accordance with ASC 505-50, “Equity: Equity-Based Payments to Non-Employees” for share-based payment transactions with consultants. These awards are measured at the grant date fair value of the award and recognized immediately at grant date as these awards are fully vested and the counter party’s performance is completed at grant date.

The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected term of the awards, the expected share price volatility over the expected term of the awards, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends.

(v)	Fair value measurements

The Group adopted ASC 820, “Fair Value Measurements and Disclosures” for financial assets and liabilities. ASC 820 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosures about fair value measurement. The carrying amounts of the Group’s cash and cash equivalents, restricted cash and short-term investments approximate their fair value due to the short maturity of those instruments. The carrying value of receivables and payables approximates their market value based on their short-term maturities.

(w)	Recently issued accounting standards

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This standard clarifies guidance on how to measure fair value and is largely consistent with existing fair value measurement principles. The ASU also expands existing disclosure requirements for fair value measurements and makes other amendments. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. Nonpublic entities may apply the amendments in this Update early, but no earlier than for interim periods beginning after December 15, 2011. For the Group, this ASU is effective prospectively beginning January 1, 2012. The adoption of this standard is not expected to have a material impact on the Group’s consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, and in December 2011 issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. These standards require entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. Also, the earnings-per share computation does not change. However, the current option under existing standards to report other comprehensive income and its components in the statement of changes in equity is eliminated. The amendments in ASU No. 2011-12 are effective at the same time as the amendments in ASU No. 2011-05 so that entities will not be required to comply with the presentation requirements in ASU No. 2011-05 that ASU No. 2011-12 is deferring. The amendments in ASU No. 2011-12 are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Since these standards impact presentation and disclosure requirements only, their adoption is not expected to have a material impact on the Group’s consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Group is currently evaluating the impact on the consolidated financial statements of adopting this guidance.

(x)	Convenience translation

Translations of amounts in the consolidated balance sheets and consolidated statements of operations and of cash flows as of and for the year ended December 31, 2011, from RMB into United States dollars (“US$”) are solely for the convenience of the reader and were calculated at the rate of USD1.00 = RMB6.2939, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on December 31, 2011. No representation is made that the RMB amount could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.

Concentration and Risks	12 Months Ended
Dec. 31, 2011
Concentration and Risks
4	Concentration and Risks

(a)	Ultimate media supplier

The Group’s business substantially depends on CCTV. The Group relies on its access to advertising time slots on CCTV, to broadcast the customers’ advertisements. Any unfavorable change of CCTV’s advertising model, any change that adversely affect CCTV’s marketing option or limitation on the Group’s access to desired television time slots could harm the effectiveness and attractiveness of the Group’s advertising services.

Recent actions by CCTV or the Chinese government have had and will continue to have a negative impact on our financial condition and results of operations. Since 2009, CCTV has begun to sell more of its advertising time slots by itself or through auctions under a new initiative. As a result, the advertising rights for the Daytime Advertising Package for 2012 were offered by CCTV for bidding and the Group did not secure the winning bid. CCTV also cancelled the Television Guides program at the end of 2011. For the years ended December 31, 2009 and 2010 and 2011, revenues generated from these two programs amounted to RMB158.8 million, RMB109.0 million and RMB91.5 million, respectively, representing 37.1%, 42.5% and 40.6% of our revenues in those periods, respectively. Due to the program changes by CCTV, our contract with CCTV in respect of the Guang Er Gao Zhi program was not renewed after its expiry on June 30, 2011. For each of the years ended December 31, 2009, 2010 and 2011, revenues from our advertising production and sponsorship service in relation to the Guang Er Gao Zhi program amounted to RMB8.5million, RMB12.2 million and RMB9.1 million, respectively, representing 2.0%, 4.8% and 4.0% of our total revenues in those periods, respectively. In addition, a new regulation not allowing advertisement during TV episode became effective on January 1, 2012, which will change the advertising model in the local market with unfavorable impact to the Group’s results of operations. Notwithstanding, based on the business plan in place by the Group, management has concluded that the Group’s current liquidity will be sufficient for the foreseeable future.

(b)	Major customers

No customer represents more than 10% of the Group’s consolidated revenues for any of the periods presented.

(c)	Credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents, short-term investments and accounts receivable. The Group adopts a conservative approach in cash flow management with an objective to maintain sufficient cash flow to cover its total expenses and not to engage in any highly leveraged or speculative derivative products. In the event that there is idle cash, the Group will invest in short term products offered with listed PRC financial institutions to earn better interest income than placing into saving accounts and the Board considers that the credit risk in respect of those short terms investment are very low.

The Group primarily collects revenues for advertising services up front and has not experienced significant losses from uncollectible accounts. The Group will continue to evaluate its collection experience and will provide for an allowance for doubtful accounts as appropriate.

(d)	Foreign currency risk

A majority of the Group’s sales and expenses transactions and a significant portion of the Group’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Short-term Investments	12 Months Ended
Dec. 31, 2011
Short-term Investments
5	Short-term Investments

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Short-term investments:
Investment funds — unlisted/time deposit	80,000,000	150,000,000	193,705,911

The fair value of above short-term investments approximately equal to their carrying value and the unrealized gains and losses were immaterial as of December 31, 2009, 2010 and 2011.

At December 31, 2011, the Group has invested RMB 193,705,911 (December 31, 2010, RMB 150,000,000; December 31, 2009, RMB80,000,000) into certain investment funds issued by Industrial and Commercial Bank of China and time deposit in China Merchants Bank. These investment funds invest in highly rated government bonds, bank notes, financial bonds and inter-bank short-term financial instruments and mature within three months. The Group’s investment in the time deposits has maturity term longer than three months and less than or equal to one year.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
6	Accounts Receivable, Net

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Accounts receivable, gross	6,883,206	1,405,104	7,776,910
Allowance for doubtful accounts	(6,507,638)	(414,080)	(414,080)
Accounts receivable, net	375,568	991,024	7,362,830

The movement of the allowance for doubtful accounts receivable for the years ended December 31, 2009, 2010 and 2011 are as below:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Beginning of the period	(4,319,808)	(6,507,638)	(414,080)
Additions	(4,035,920)	—	—
Recoveries	1,848,090	2,493,558	—
Write-offs	—	3,600,000	—
End of the period	(6,507,638)	(414,080)	(414,080)

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets
7	Prepaid Expenses and Other Current Assets

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Bidding and agency deposits to CCTV	37,064,000	10,543,000	12,143,000
Deferred business tax and related surcharges	10,733,566	16,166,210	5,985,635
Prepayment for advertising time slots	8,623,096	4,604,154	64,369,000
Capitalized project cost	2,701,267	4,202,896	7,027,884
Interests receivable	751,617	1,004,055	2,266,582
Advances to staff	3,760,306	65,600	6,600
Prepayment for share repurchase (Note 12)	—	3,716,276	1,515,792
Others	2,926,900	1,492,152	341,012
Total	66,560,752	41,794,343	93,655,505

Prepayment of RMB 60.5 million for CCTV-8 advertising time slots in 2012 was included in the balance of prepayment of advertising time slots at December 31, 2011, of which RMB 49.5 million is not refundable, which is recognized as expenses on a straight-line basis during the respective contract period in 2012.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net
8	Property and Equipment, Net

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Computers and electronic equipment	1,175,560	1,590,637	2,276,341
Office equipment	778,459	795,240	1,102,460
Office furniture	306,230	304,945	304,887
Vehicles	4,714,560	10,238,139	11,583,120
Office property	52,610,000	52,610,000	52,610,000
Total	59,584,809	65,538,961	67,876,808
Less: accumulated depreciation	(4,120,408)	(6,936,461)	(10,661,166)
Net book value	55,464,401	58,602,500	57,215,642

The depreciation expenses for property and equipment were RMB3,074,157, RMB3,324,151 and RMB4,214,374 for the years ended December 31, 2009, 2010 and 2011, respectively.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities
9	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Deposits from customers	4,821,658	6,806,392	4,961,820
Accrued professional fees	5,214,163	4,250,666	2,215,123
Accrued production fees	1,845,577	805,000	2,224,000
Deferred withholding income tax liabilities	2,955,794	6,623,152	8,389,101
Accrued payroll	1,954,314	5,126,314	4,950,759
Others	984,543	1,193,360	1,602,838
Total	17,776,049	24,804,884	24,343,641

Taxation	12 Months Ended
Dec. 31, 2011
Taxation
10	Taxation

(a)	Taxes payable

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Income tax payable	6,609,723	10,192,314	8,181,483
Business tax and related surcharges payable	13,568,058	18,720,924	7,230,278
Other taxes payable	342,118	324,801	462,729
Total	20,519,899	29,238,039	15,874,490

(b)	Income tax

The Company was incorporated in the Cayman Islands and only has operations in the PRC.

Components of income before income taxes are as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Income before taxes	100,793,601	61,414,828	55,322,664
Loss from non PRC operation	12,888,391	21,077,531	17,013,750
Income from the PRC operation	113,681,992	82,492,359	72,336,414
Income tax expenses applicable to the PRC operation	14,327,931	21,522,126	40,290,097
Effective tax rate for PRC operations	12.6%	26.1%	55.7%

Cayman Islands and BVI

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands tax will be imposed.

The subsidiary in British Virgin Islands under the International Business Companies Act of the British Virgin Islands is exempted from payment of British Virgin Islands income tax.

China

On January 1, 2008, the New EIT Law, which unifies the statutory income tax rate of enterprises in China to 25%, became effective. In accordance with the New EIT Law, there was a transition period for enterprises, which received preferential tax treatments granted by relevant tax authorities. Enterprises that are subject to an enterprise income tax rate lower than 25% may continue to enjoy the lower rate and gradually transit to the new tax rate within five years after the effective date of the New EIT Law. During the transition period, the preferential tax rates for operations within Shenzhen Special Economic Zone (“SZSEZ”) are 18%, 20%, 22%, 24% and 25% for the years ended December 31, 2008, 2009 and 2010 and years ending December 31, 2011 and 2012, respectively. In addition, the tax holiday grandfathering provision allowed enterprises to continue to enjoy their unexpired tax holiday under the previous income tax laws and rules. Universal continued to enjoy a 50% tax reduction from the preferential tax rate for the years ended December 31, 2008 and 2009. From 2010 to 2012, Universal’s tax rate transits from the preferential rates to the new uniform tax rate of 25%. Accordingly, the tax rates for Universal’s operations within SZSEZ were 10%, 22% and 24% for the years ended December 31, 2009, 2010 and 2011, respectively. The tax rates for Universal’s operations outside of SZSEZ were 12.5% for the years ended December 31, 2009 and 25% for the year ended December 31, 2010 and 2011.

As described in Note 3(p), under the New EIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise is subject to a 10% withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Accordingly, the Group accrued 10% withholding tax, amounted to RMB5,398,047, RMB 2,274,872 and RMB 1,885,677 respectively, on net income attributable to UIAL, the foreign investor of Universal, which arose in 2008, 2009 and 2010 that was not indefinitely reinvested. Unrecognized deferred withholding tax liability related to undistributed earnings considered to be indefinitely reinvested was RMB3,491,264, RMB 9,116,114 and RMB 13,516,028 as of December 31, 2008, 2009 and 2010 respectively. No withholding taxes were accrued for the profits accumulated up to December 31, 2007. On October 28, 2011, the Company declared a special cash dividend of US$0.07667 per ordinary share. Due to this special cash dividend distribution, the reinvestment plan for the unremitted earnings was changed from 70% to zero and the Company recognized a withholding tax of RMB19.1 million in the fourth quarter of 2011. The effective tax rate in 2011 was 55.7%. This increased effective tax rate was also primarily attributable to the withholding tax expense RMB19.1 million recorded in the fourth quarter of 2011.

Reconciliation of the difference between statutory tax rate and the effective tax rate for the PRC operation for the periods presented:

	Year ended December 31,
	2009	2010	2011
Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday	-12.5%	—	—
Effect of preferential tax rate for operations in SZSEZ	-1.3%	-1.5%	-0.5%
Change of valuation allowance	—	—	2.5%
Effect of withholding income tax in relation to net income attributable to foreign investor of the PRC operation	2.0%	2.3%	28.5%
Difference between enacted tax rate and current tax rate	-0.8%	0.1%	—
Permanent book-tax differences	0.2%	0.2%	0.2%

Effective tax rate	12.6%	26.1%	55.7%

As of December 31, 2011, the Group recognized RMB1.8 million of deferred tax assets relating to the net loss incurred in Beijing Film Production for which full valuation allowance has been provided as it is more likely than not that it will not be realized.

The aggregate amount and per share effect of the benefit of the tax holiday are as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

The aggregate dollar effect	14,210,249	—	—
Per share effect, basic and diluted	0.02	—	—

Hong Kong

No provision has been made for Hong Kong profits tax as the Group did not earn any taxable income subject to Hong Kong profits tax for the periods presented.

(c)	Business tax (“BT”) and related surcharges

The Group is subject to BT and related surcharges levied on advertising services in China, which are approximately 8% (increased to 8.5% starting from December 1, 2010) of certain net or value added advertising revenues. Deferred business tax and related surcharges assets are recognized when the tax invoice has not been received from the media suppliers for the media fees accrued. Upon receipt of the tax invoice from the media suppliers, the deferred business tax and related surcharges assets are offset against the business tax and related surcharges payable.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
11	Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share as retroactively adjusted for all periods presented for the 1 for 10 stock dividends declared by the Board on May 22, 2010 (Note 12) and the ratio change of its ordinary shares to ADSs from 30:1 to 300:1 with effective on November 28, 2011:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Numerator:
Net income	86,465,670	39,892,702	15,032,567

Net income available to ordinary shareholders	86,465,670	39,892,702	15,032,567

Numerator for computing earnings per ordinary share, basic and diluted	86,465,670	39,892,702	15,032,567

Denominator:
Weighted average shares outstanding used in computing basic earnings per ordinary share	788,012,500	787,181,901	758,715,460
Effect of dilutive share options for ordinary shares	1,848,306	1,480,184	800,903
Weighted average shares used in computing diluted earnings per ordinary share	789,860,806	788,662,085	759,516,363
Weighted average shares used in computing basic earnings per ADS	2,626,708	2,623,940	2,529,052
Effect of dilutive share options for ADS	6,161	4,934	2,669
Weighted average shares used in computing diluted earnings per ADS	2,632,869	2,628,874	2,531,721
Earnings per ordinary share, basic and diluted	0.11	0.05	0.02
Earnings per ADS, basic	32.9	15.2	5.9
Earnings per ADS, diluted	32.8	15.2	5.9

For the years ended December 31, 2009, 2010 and 2011, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were Nil.

Shareholders' equity	12 Months Ended
Dec. 31, 2011
Shareholders' equity
12	Shareholders’ equity

Ordinary Shares

The Company was authorized to issue 900,000,000 ordinary shares and 100,000,000 preferred shares, at par value of US$0.001 per share upon inception. On November 13, 2007 the Group issued 1,000 ordinary shares to Mr. Shengcheng Wang, for cash consideration of US$0.001 (adjusted for the effect of the share split on July 18, 2008).

On March 6, 2008, the Company issued 99,000 ordinary shares for cash consideration of US$99 (adjusted for the effect of the share split on July 18, 2008) to companies controlled by Mr. Shengcheng Wang, the Company’s chairman and chief executive officer. Such issuance was accounted for in a manner similar to a share split.

On June 16, 2008, the Company issued 412,300,000 ordinary shares for cash consideration of US$412 (adjusted for the effect of the share split on July 18, 2008). After the issuance, the issued and outstanding ordinary shares of the Company have been increased to 412,400,000 (adjusted for the effect of the share split on July 18, 2008). At the same time, the Company issued 87,600,000 preferred shares (adjusted for the effect of the share split on July 18, 2008) to the existing shareholders controlled by Mr. Shengcheng Wang for cash consideration of US$88. Both issuances were treated as stock splits.

Subsequent to the issuance of the shares, on June 24, 2008, the existing shareholders controlled by Mr. Shengcheng Wang entered into investment agreements with a group of third parties and sold the preferred shares at US$ 60 million.

When the existing shareholders sold the preferred shares, they granted additional rights to the group of third parties with no recourse back to the Company. None of the proceeds from the sale proceeds were received by the Company.

The preferred shares have been treated as a stock split because the purpose of the preferred shares issuance was to obtain wider distribution and to improve marketability of the Company’s equity, and that the issuance did not grant the existing shareholders controlled by Mr. Shengcheng Wang any additional ownership rights to the residual net assets of the Company they did not have previously.

On July 18, 2008, the Company issued 999 additional shares for every outstanding ordinary and Preferred Share. The share issuances were accounted for as a 1,000-for-one share split.

Accordingly, all shares and per share amounts in the accompanying consolidated financial information have been revised on a retroactive basis to reflect the effect of the issuances on November 13, 2007, March 6, 2008 and June 16, 2008.

On July 23, 2008, the existing shareholders controlled by Mr. Shengcheng Wang entered into an agreement to repurchase all the preferred shares for US$60 million plus one month of interest at an annual rate of 8.0%. None of the repurchase cost was borne by the Company. The existing shareholders controlled by Mr. Shengcheng Wang agreed to convert all the existing preferred shares into ordinary shares upon completion of the Company’s US IPO.

On August 7, 2008, the Company completed its US IPO where 7,212,500 ADS, representing 216,375,000 ordinary shares, were sold at a price of US$6.80 per ADS (or US$0.23 per ordinary share). Upon completion of US IPO, all outstanding preferred shares were automatically converted into 87,600,000 ordinary shares.

On December 10, 2009, at the Company’s annual general meeting of shareholders, shareholders approved the increase of the Company’s authorized share capital divided into 3,000,000,000 shares of a par value of US$0.001 each.

As of December 31, 2011, the Company has set aside 1,955,400 ordinary shares as treasury stocks for employees’ future exercise of vested options.

Dividends

On May 22, 2010, the Board declared the distribution of a dividend in form of issuing new fully paid ordinary shares (“New Shares”) at the rate of one New Share for every 10 existing issued ordinary shares held by any shareholder whose name appears on the register of members of the Company at the close of business on June 16, 2010. The issuance of no more than 71,637,500 ordinary shares, par value US$0.001 per share, of the Company as a stock dividend was approved at its extraordinary general meeting of shareholders held on July 19, 2010.

The dividend was paid in the form of additional ordinary shares on December 31, 2010. The number of options and exercise price of all options issued and outstanding has been adjusted to prevent dilution caused by this stock dividend to holders of stock options as approved by the Board of Directors (Note 14). The Group has retroactively adjusted basic and diluted earnings per share for all periods presented to reflect this stock dividend.

On October 28, 2011, the Board declared a special cash dividend of US$0.07667 per ordinary share, representing a total of US$57.5million. As of December 31, 2011, dividend payable of US$26,121,576 was outstanding.

No cash dividend was declared in 2009 and 2010. No stock dividend declared in 2009 and 2011.

	Year ended December 31,
	2011
	RMB
Cash dividend declared and paid		198,414,044
Cash dividend declared but unpaid at December 31, 2011		164,589,438
Subtotal		363,003,482
Effect of exchange rate changes on dividend payable		730,757
Total cash dividend declared during the year		363,734,239
Dividends declared per ordinary share	US$	0.07667

Stock Repurchase to be cancelled

On September 27, 2010, the Board approved a share repurchase program. Under the terms of this program, the Company may repurchase and cancel up to US$6.0 million worth of its issued and outstanding ADSs by and before November 1, 2011. Any repurchase will be made from time to time on the open market at prevailing market prices, in negotiated transactions off the market, in block trades. The timing and extent of any repurchases will depend upon market conditions, the trading price of ADSs and other factors, and be subject to the restrictions relating to volume, price and timing under applicable laws. Up to December 31, 2011, the Company has repurchased 136,520 ADSs (40,956,000 ordinary shares) with the amount of US$3.5 million, including 46,200 ADSs (13,860,000 ordinary shares) with an amount of US$1.5 million repurchased for the year ended December 31, 2010. All shares repurchased have been cancelled as of December 31, 2011.

The Company accounts for shares repurchased but pending for cancellation under the cost method and includes such treasury stock as a component of the common shareholders’ equity.

Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2011
Mainland China Contribution Plan and Profit Appropriation
13	Mainland China Contribution Plan and Profit Appropriation

(a)	China contribution plan

Full-time employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government mandated multi-employer defined contribution plan. The Group is required to make contributions to the Chinese government based on certain percentages of the employees’ salaries. The Chinese government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The total contribution for such employee benefits were not material for the periods presented.

(b)	Statutory reserves

Universal is required to make appropriations to reserves, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (the “PRC GAAP”). Appropriation to the statutory surplus reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. Appropriation to the discretionary surplus reserve is made at the discretion of the Board of Directors. Statutory surplus reserve and discretionary surplus reserve are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital. The Group had appropriated RMB6,549,763, nil, and nil to the statutory surplus reserve for the years ended December 31, 2009, 2010 and 2011 for Universal in accordance with the PRC GAAP.

Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
14	Share-based Compensation

On July 1, 2008, the Company adopted an equity incentive plan (the “2008 Equity Incentive Plan”). The 2008 Equity Incentive Plan provided for the grant of options, share appreciation rights, restricted shares, restricted share units, and other share-based awards. The maximum aggregate number of ordinary shares that may be issued under the plan is 50,000,000, plus an annual increase in the number of ordinary shares available for issuance equal to 2% of the outstanding ordinary shares on the first day of a fiscal year or such lesser amount as determined by the board of directors. The share options granted vest over 4 years and have a contractual term of 10 years. Some of the share options are subject to certain performance conditions. The grant date of performance based share options is determined to be the date when performance targets are set because a mutual understanding of the key terms and conditions have not been reached until then.

The options granted to each of the sales personnel are divided into category A and category B. 50% of the category A options will vest over a four-year period, with one-fourth of the options vesting at each anniversary of the vesting commencement date. The remaining 50% of the category A options will vest over a four-year period based on the employee’s performance, with one-fourth of the options allocated to each year. This portion of the category A options only vests in proportion to such employee’s actual annual sales performance as a percentage of his or her annual sales target, but only if such percentage equals or exceeds 70%. If such employee’s sales performance is lower than 70% of his or her annual sales target, his or her performance-based options in category A for that year will automatically expire. The category B options will also vest over a four-year period in proportion to an employee’s sales performance as a percentage of his or her annual sales target, but only to the extent that such percentage exceeds 100%. The category B options that remain unvested each year will automatically expire.

Of all the options granted to each person other than the sales personnel, 70% will vest over a four-year period, with one-fourth of the options vesting at each anniversary of the vesting commencement date. The remaining 30% of the options will vest over a four-year period subject to the company’s performance, with one-fourth of the options allocated to each year. This portion of the options will vest in proportion to the Group’s actual revenues as a percentage of the Group’s annual target, but only if such percentage equals or exceeds 70%. If the Group’s revenues are lower than 70% of the annual target, the performance-based options for that year will automatically expire.

For those awards with performance conditions, an evaluation is made each quarter as to the likelihood of performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest to date.

On February 21, 2009, the Company’s board of directors resolved to offer to the holders of stock options the opportunity to modify the terms of their existing options through (i) resetting the exercise price of each option to US$0.0726 per ordinary share, which equals approximately one-thirtieth (owing to the 30 to 1 ordinary share to ADS ratio) of the average closing trading price per ADS of the Company reported on NYSE Arca in the last 60 trading days immediately prior to February 13, 2009; and (ii) reducing the number of each award of options by 50%. No other changes were made to the terms and conditions of the stock options. All holders of stock options accepted the offer by February 27, 2009. As a result of this modification, a total of RMB 1.8 million additional share-based compensation expense will be amortized over the remaining vesting period of 3 years and 4 months since March 1, 2009.

On April 1, 2011, the Company’s board of directors approved to award share options under the 2008 Equity Incentive Plan to certain executive officers and directors to purchase 15,478,625 ordinary shares of the Company, including 10,860,960 service-based stock options and 4,617,665 performance-based stock options which will not be considered granted until the sales performance targets are set for accounting purpose, with an exercise price of US$0.078 per share. The share options granted vest over 4 years and have a contractual term of 10 years.

As the Company declared to distribute a special cash dividend of US$0.07667 per ordinary share, the Company made equitable adjustment to the exercise price of the outstanding options to US$0.001 in accordance to the anti-dilution provision under the 2008 Equity Incentive Plan in the event of dividend distribution. The Company accounted for the equitable adjustment to the exercise price as a modification and there was no incremental fair value resulted from such modification as it was based on the existing anti-dilution provision.

The option activities for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Number of options	Weighted average exercise price		Weighted average remaining contractual term	Aggregate intrinsic value
Balance at January 1, 2009	40,637,000	US$	0.685
Modification	(25,813,625)		—
Granted on December 31, 2009	1,516,750	US$	0.0726
Forfeited	(912,916)	US$	0.0726

Balance at December 31, 2009	15,427,209	US$	0.0726		RMB	1,580,100

Granted on June 30, 2010	45,000	US$	0.0726

Increase due to declaration of stock dividend (Note 12)	1,486,071	US$	0.066
Granted on December 31, 2010	1,437,425	US$	0.066
Exercised	(319,860)	US$	0.066
Forfeited	(1,574,025)	US$	0.066

Balance at December 31, 2010	16,501,820	US$	0.066		RMB	4,553,610

Granted on April 1, 2011	10,860,960	US$	0.078
Exercised	(2,366,160)	US$	0.066
Forfeited	(455,318)	US$	0.066
Granted on December 31, 2011	2,509,630	US$	0.001
Balance at December 31, 2011	27,050,932	US$	0.001	6.5 years	RMB	3,234,861

Vested and expected to vest at December 31, 2011	27,050,932	US$	0.001	6.5 years	RMB	3,234,861
Exercisable at December 31, 2011	10,809,992	US$	0.001	6.5 years	RMB	1,292,703

Valuation of Stock Options

The fair value of options granted under the 2008 Equity Incentive Plan is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31,
	2009	2010	2011
Expected term (in years)	4.75	4	3.375 - 4.875
Expected volatility	60%	60%	60%
Risk-free interest rate	2.53%	1.52%	0.5% - 2.16%
Expected dividend yield	6.73%	6.73%	0% - 4.81%

Due to insufficient historical information and the significant change caused by the delisting notice from NYSE, giving consideration to the contractual terms of the share-based awards, the Company adopted the simplified method for estimating the expected term to represent the period that the Company’s share-based awards are expected to be outstanding.

The expected volatility of 60% in 2009, 2010 and 2011 was estimated based on average volatility of several U.S. listed comparable companies in the advertising industry.

Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the share-based awards. Before October 2011, the Company planned to distribute 20-30% of its annual earnings as cash dividends. After the special cash dividends declared in October 2011, no dividend is expected to be paid in the foreseeable future.

Compensation Costs

For the years ended December 31, 2009, 2010 and 2011, the Company recognized share-based compensation expenses in the Company’s consolidated statements of operations for the share options granted to directors and employees in accordance with ASC 718 and for the share options granted to consultants in accordance with ASC 505-50. The total compensation costs have been recognized on a straight line basis over the requisite service period for each separately vesting portion of the award.

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	432,876	318,912	448,452
Sales and marketing	516,512	317,734	338,917
General and administrative	1,190,348	841,580	903,916
Total	2,139,736	1,478,226	1,691,285

As of December 31, 2011, there was RMB1.3 million (December 31, 2010: RMB0.7 million; December 31, 2009: RMB2.3 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share-based awards granted to the Company’s employees which will be recognized over a weighted-average period of 0.5 years (December 31, 2010: 1.5 years; December 31, 2009 2.5 years). When estimating forfeitures, the Company considers voluntary termination behavior as well as analysis of actual option forfeitures. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
15	Fair Value Measurements

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 — Inputs are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 — Inputs are defined as inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3—Inputs are defined as unobservable inputs for the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In accordance with ASC 820, the Group measures its cash equivalents, restricted cash and investment funds at fair value. The Group’s cash equivalents, restricted cash and investment funds are classified within Level 2. This is because its cash equivalents, restricted cash and investment funds are valued using the estimated value of cash equivalents, restricted cash and investment funds when realized provided by the banks, discounted using estimated risk-free interest rate.

Assets measured at fair value on a recurring basis are summarized below:

	Fair value measurement at reporting date using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Time deposits	7,000,000	—	7,000,000	—
Short term investments:
Time deposits	163,687,500	—	163,687,500	—
Investment funds	30,018,411	—	30,018,411	—
Total Assets	200,705,911	—	200,705,911	—

	Fair value measurement at reporting date using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Time deposits	20,000,000	—	20,000,000	—
Restricted cash
Restricted deposit	10,000,000	—	10,000,000	—
Short term investments:
Investment funds	150,000,000	—	150,000,000	—
Total Assets	180,000,000	—	180,000,000	—

	Fair value measurement at reporting date using
	December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Time deposits	40,000,000	—	40,000,000	—
Short term investments:
Investment funds	80,000,000	—	80,000,000	—
Total Assets	120,000,000	—	120,000,000	—

Interest and investment income	12 Months Ended
Dec. 31, 2011
Interest and investment income
16	Interest and investment income

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Interest income	3,499,115	1,437,570	3,708,700
Investment income	5,994,921	3,819,737	10,038,680
Total	9,494,036	5,257,307	13,747,380

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
17	Commitments and Contingencies

(a)	Operating lease commitments

The Group has entered into certain leasing arrangements relating to the lease of the Group’s office premises. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were RMB 104,004, RMB 189,504 and RMB 76,651, respectively.

As at December 31, 2011, the Group has commitments under non-cancellable operating leases to make minimum payments as follows:

December 31, 2011
RMB
Year 2012	173,426
Year 2013	94,772
Year 2014 and thereafter	—
Total	268,198

(b)	Other fixed or guaranteed payment contract

As of December 31, 2011, the Group had agreed to pay RMB 81.3 million to purchase the related advertising time slots of the CCTV-4 News at Periodic China News package in 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
18	Related Party Transactions
(a)	The table below sets forth the major related parties and their relationships with the Group:

Related party’s name	Relationship with the Group

Mr. Zhiyi Wang	Father of Mr. Shengcheng Wang, controlling shareholder of the Group before the reorganization

Shenzhen Guang Er Gao Zhi Co., Ltd. (“Shenzhen Guang Er Gao Zhi”)	Shareholder of Mass Media (51%), under the control of Mr. Shengcheng Wang’s parents

Beijing Guang Er Gao Zhi Media Advertising Co., Ltd. (“Beijing Guang Er Gao Zhi”)	Under the control of Mr. Shengcheng Wang’s parents

Guang Er Gao Zhi Film and Television Production Co., Ltd. (“FTP”)	50% controlled by Beijing Guang Er Gao Zhi

Beijing Mass Media Web Media Co., Ltd. (“Beijing Mass Media Web Media”)	Under the control of Mr. Shengcheng Wang’s parents

Mass Media International Advertising Co., Ltd. (Mass Media)	Predecessor of Universal, which was excluded from the Group, effective from December 30, 2007

(b)	Details of significant related party transactions are as follows during the periods presented:

	Year ended December 31, 2011
	2009	2010	2011
	RMB	RMB	RMB
Purchase of advertising time slots from FTP	296,559,920	—	—
Lease office premise to FTP	493,440	493,440	—
Purchase advertising agency service from FTP	—	300,000	—
Sale of used vehicle to Beijing Mass Media Web Media	—	300,000	—
Lease office furniture and equipment from FTP	—	103,000	—

Purchase of advertising time slots from FTP

In December 2007, the Group entered into a framework agreement with FTP, an advertising agency that has secured advertising rights relating to a number of television programs on CCTV. FTP is 50%-owned by CCTV and 50%-owned by Beijing Guang Er Gao Zhi. Beijing Guang Er Gao Zhi is controlled by the parents of Mr. Shengcheng Wang. Under the framework agreement, the Group has obtained the exclusive right from FTP to procure advertisers for the advertising time slots FTP has secured from CCTV, effective from January 1, 2008.

On January 22, 2008, Universal entered into an exclusive advertising service agency contract with FTP to secure exclusive access to some advertising time slots that FTP obtained from CCTV Channel 2 and Channel 4 and paid a guarantee deposit of RMB1,000,000 to FTP. For the year ended December 31, 2009, the purchase of advertising time slots on CCTV Channel 2 and Channel 4 from FTP was RMB66,559,920 and RMB230,000,000, respectively.

(c)	Details of amount due from/to related parties were as follows:

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Due to Mass Media (Note 1(b))	18,878,848	18,878,848	10,883,700
Accounts payable to FTP	108,189,776	34,358,200	—

The balances due from/to related parties are unsecured, non-interest bearing and have no fixed terms of payment.

Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Restricted Net Assets
19	Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the PRC subsidiaries are required to annually appropriate 10% of net after-tax income to the general reserve fund or statutory surplus fund (see Note 13 (b)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability, which restricted portion amounted to approximately RMB75,109,995 million and RMB78,109,995 million as of December 31, 2010 and 2011, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders.

The Company performed a test on the restricted net assets of consolidated subsidiary and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2011. Therefore the separate condensed financial statements of the Company should be presented with the Company’s investments in its subsidiary under the equity method of accounting (Please see Note 21 for details).

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
20	Subsequent Events

(a) Delisting Notice from NYSE

In March 2012, the Company received a notice from the staff of NYSE Regulation, Inc. (“NYSE Regulation”) confirming that NYSE Regulation has determined to commence proceedings to delist the Company’s ADSs from the NYSE on the grounds that the Company has fallen below the NYSE’s continued listing standard set forth in Section 802.01B of the NYSE Listed Company Manual, which requires the Company to maintain an average global market capitalization of not less than $15 million over a consecutive 30-trading day period.

The NYSE made public announcement of this decision on March 12, 2012. Trading in the Company’s ADSs on the NYSE was suspended on March 19, 2012.  The Company intends to facilitate the quotation of its ADSs on the over-the-counter bulletin board (“OTCBB”) market.

(b) Significant cash outflow due to dividend payment

In March 2012, the Company paid the remaining dividend payable of RMB164.6 million to shareholders using the proceeds from the maturities of short-term investments

(c) Potential loss for prepaid CCTV-8 time slots

The Group prepaid RMB 60.5 million for 2012 advertising time slots on CCTV-8 in November 2011, of which RMB 49.5 million is not refundable. Effective as of January 1, 2012, a new regulation disallows advertisement during one particular episodic of TV drama but allows commercials between different episodes. Due to such regulation, the revenues from CCTV-8 time slots are expected to be significantly less than originally expected. The group might potentially incur loss for this non-refundable purchase.

Additional Information - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2011
Additional Information - Condensed Financial Statements of the Company
21	Additional Information — Condensed Financial Statements of the Company

The condensed financial statements of China Mass Media Corp., the Group’s parent company incorporated in Cayman Islands have been prepared in accordance with SEC Regulation S-X Rule 12-04(a) and 4-08(e)(3).

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiary and VIE.

The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.

The Company declared cash dividends of RMB 363.7 million in October, 2011. As of December 31, 2011, RMB 31.0 million had been paid by the Company, and RMB 167.4 million had been paid by UIAL, a subsidiary of the Company, on its behalf.

As of December 31, 2009, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Financial information of parent company

Condensed Balance Sheets

	December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				See Note 3(x)
Assets
Current assets:
Cash and cash equivalents	259,884,878	221,374,253	8,828,514	1,402,710
Short-term investments	—	—	163,687,500	26,007,325
Amount due from subsidiaries and VIE	14,628,087	19,300,602	14,267,020	2,266,800
Prepaid expenses and other current assets	204,316	4,208,486	3,434,650	545,711
Total current assets	274,717,281	244,883,341	190,217,684	30,222,546
Investment in subsidiaries and VIE	203,264,436	263,923,758	124,720,599	19,816,108
Total assets	477,981,717	508,807,099	314,938,283	50,038,654

Liabilities and shareholder’s equity
Current liabilities:
Dividend payable	—	—	164,589,438	26,150,628
Accrued expenses and other current liabilities	1,333,711	184,782	273,582	43,468
Total current liabilities	1,333,711	184,782	164,863,020	26,194,096
Total liabilities	1,333,711	184,782	164,863,020	26,194,096

Shareholder’s equity:
Ordinary shares (US$0.001 par value; 3,000,000,000 shares authorized as of December 31, 2009, 2010 and 2011; 716,375,000 issued and outstanding as of December 31, 2009; 788,332,360 issued and outstanding as of December 31, 2010, 751,697,920 issued and outstanding as of December 31, 2011	4,893,500	5,381,321	5,132,534	815,478
Additional paid-in capital	332,354,066	361,736,018	104,896,262	16,666,338
Accumulated other comprehensive income	—	—	13,900	2,208
Repurchased Shares to be cancelled, at cost (nil as of December 31, 2009 and 2011; 13,860,000 shares as of December 31, 2010)	—	(9,529,124)	—	—
Statutory reserves	25,000,000	25,000,000	25,000,000	3,972,100
Retained earnings	114,400,440	126,034,102	15,032,567	2,388,434

Total shareholder’s equity	476,648,006	508,622,317	150,075,263	23,844,558

Total liabilities and shareholder’s equity	477,981,717	508,807,099	314,938,283	50,038,654

Financial information of parent company

Condensed Statements of Comprehensive Income

	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				See Note 3(x)
Operating costs and expenses:
Selling, general and administrative expenses	(13,902,035)	(13,315,617)	(14,508,985)	(2,305,246)

Total operating costs and expenses	(13,902,035)	(13,315,617)	(14,508,985)	(2,305,246)

Operating income	(13,902,035)	(13,315,617)	(14,508,985)	(2,305,246)
Equity in profit of subsidiaries and VIE	98,760,085	60,264,798	31,513,611	5,007,009
Interest and investment income	1,883,301	349,941	2,657,290	422,201
Other expense	(275,681)	(7,406,420)	(4,629,349)	(735,529)

Net income	86,465,670	39,892,702	15,032,567	2,388,435

Comprehensive income	86,465,670	39,892,702	15,032,567	2,388,435

Financial information of parent company

Condensed Statements of Cash Flows

		Year ended December 31,
	Notes	2009	2010	2011	2011
		RMB	RMB	RMB	US$
					See Note 3(x)
Cash flows from operating activities:
Net income		86,465,670	39,892,702	15,032,567	2,388,435
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Equity in profit of subsidiaries and VIE		(98,760,085)	(60,264,798)	(31,513,611)	(5,007,009)

Exchange loss		275,681	7,406,420	4,629,349	735,529
Share-based compensation		1,585,199	1,083,703	1,421,957	225,926
Changes in assets and liabilities:
Amount due from subsidiaries and VIE		(32,578,386)	(4,672,515)	5,823,276	925,225
Prepaid expense and other current assets		426,037	(3,871,664)	1,026,774	163,139
Accrued expenses and other current liabilities		727,993	(1,148,929)	88,800	14,109
Net cash used in operating activities		(41,857,891)	(21,575,081)	(3,490,888)	(554,646)

Cash flows from investing activities:
Purchase of one-year time deposit		—	—	(163,687,500)	(26,007,325)

Net cash used in investing activities		—	—	(163,687,500)	(26,007,325)

Cash flows from financing activities:
Net proceeds from issuance of ordinary shares		—	—	687,751	109,273

Dividends distributed		(96,335,115)	—	(30,969,122)	(4,920,498)
Repurchase of ordinary shares to be cancelled		—	(9,529,124)	(12,476,159)	(1,982,262)

Net cash used in financing activities		(96,335,115)	(9,529,124)	(42,757,530)	(6,793,487)

Effect of exchange rate changes on cash and cash equivalents		(275,681)	(7,406,420)	(2,609,821)	(414,659)

Net decrease in cash and cash equivalents		(138,468,687)	(38,510,625)	(212,545,739)	(33,770,117)
Cash and cash equivalents at beginning of the year		398,353,565	259,884,878	221,374,253	35,172,827

Cash and cash equivalents at end of the year		259,884,878	221,374,253	8,828,514	1,402,710

Supplemental disclosures of cash flow and non-cash information:
Dividend declared but not paid	12	—	—	164,589,438	26,150,628
Stock dividend distribution		—	28,259,040	—	—
Dividend from UIAL, which was paid to shareholders directly to settle the dividend payable of the Company		—	—	167,444,922	26,604,319